                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM 13F


                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2001

Check here if Amendment [   ]; Amendment Number: _____

This Amendment (Check only one.):      [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      S Squared Technology Corp.
Address:   515 Madison Avenue
           New York, NY 10022


Form 13F File Number: 28-3840

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:      Seymour L. Goldblatt
Title:     President
Phone:     212-421-2155


Signature, Place, and Date of Signing:

        /S/ Seymour L. Goldblatt         New York, New York    August 14, 2001
------------------------------------
        [Signature]


[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]       NONE

                              FORM 13F SUMMARY PAGE


Report Summary

Number of other Included Managers:          0

Form 13F Information Table Entry Total:     103

Form 13F Information Table Value Total:     $480,500
                                            --------
                                            (thousands)


List of Other  Included Managers:   NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report. NONE


[If there are no entries in this list, state "NONE" and omit the column headings and list entries]

                                    FORM 13F

              NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP.
                                                                  (SEC USE ONLY)


      ITEM 1            ITEM 2      ITEM 3      ITEM 4          ITEM 5             ITEM 6           ITEM 7            ITEM 8
------------------     --------   ---------   ----------    -------------   --------------------    -------  -----------------------
                                                 FAIR          SHARES           INVESTMENT           MNGRS       VOTING AUTHORITY
                                                MARKET           OR             DISCRETION            SEE            (SHARES)
                       TITLE OF     CUSIP        VALUE        PRINCIPAL                             INSTR V
  NAME OF ISSUER        CLASS       NUMBER     (x$1000)         AMOUNT
                                                                            (a)     (b)    (c)                 (a)       (b)    (c)
                                                                            SOLE  SHARED-  SHARED-             SOLE     SHARED  NONE
                                                                                    AS    OTHER
                                                                                  DEFINED
                                                                                    IN
                                                                                  INSTR V
------------------     --------   ---------   ----------    -------------   ----  ------  ------    -------  ---------  ------  ----

1-800 DATABASE
 LTD. SERIES B            COM      PRIVATE           301       510,204 SH    X                                 510,204
3COM CORP COM             COM     885535104        3,491       735,000 SH    X                                 735,000
A D C
 TELECOMMUNICATION        COM     000886101          660       100,000 SH    X                                 100,000
ADOLOR CORP               COM     00724X102        3,298       152,700 SH    X                                 152,700
ALKERMES INC              COM     01642T108       14,093       401,500 SH    X                                 401,500
AMERICAN MANAGEMENT
 SYSTEMS INC              COM     027352103        5,263       223,000 SH    X                                 223,000
AMERN PWR
 CONVERSION               COM     029066107        3,150       200,000 SH    X                                 200,000
ARBITRON INC              COM     03875Q108        3,374       140,000 SH    X                                 140,000
ARTISOFT INC              COM     04314L106        6,339     1,396,300 SH    X                               1,396,300
ASPECT
 TELECOMMUNICATION        COM     04523Q102        4,569       653,600 SH    X                                 653,600
AT&T CORP                 COM     001957109        6,490       295,000 SH    X                                 295,000
AT&T CORP LIBERTY
 MEDIA GROUP              COM     001957208        4,722       270,000 SH    X                                 270,000
ATMEL CORP                COM     049513104        1,349       100,000 SH    X                                 100,000
AVANT
 IMMUNOTHERAPETCS         COM     053491106        3,631       642,700 SH    X                                 642,700
BIOTRANSPLANT INC         COM     09066Y107        8,077     1,042,200 SH    X                               1,042,200
BMC SOFTWARE INC          COM     055921100        3,156       140,000 SH    X                                 140,000
BRAUN CONSULTING INC      COM     105651103          825       102,500 SH    X                                 102,500
BRIO TECHNOLOGY INC       COM     109704106        3,259       446,400 SH    X                                 446,400
CABLE & WIRELESS PLC
 SPONSORED                COM     126830207        2,700       150,000 SH    X                                 150,000
CAMBRIDGE HEART INC       COM     131910101        3,553     1,164,814 SH    X                               1,164,814
CELGENE CORP              COM     151020104        7,212       250,000 SH    X                                 250,000
CLARUS CORP               COM     182707109          249        40,500 SH    X                                  40,500
COGNOS                    COM     19244C109        6,003       357,102 SH    X                                 357,102
COMPAQ COMPUTER           COM     204493100        3,634       237,200 SH    X                                 237,200
COMPUTER TASK GROUP       COM     205477102        1,332       365,800 SH    X                                 365,800
COMPUWARE CORP            COM     205638109       21,643     1,547,000 SH    X                               1,547,000
COMTECH
 TELECOMMUNICATION NEW    COM     205826209        7,796       556,848 SH    X                                 556,848

COLUMN TOTAL                                     130,169

                                    FORM 13F

              NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP.
                                                                  (SEC USE ONLY)


      ITEM 1            ITEM 2      ITEM 3      ITEM 4          ITEM 5             ITEM 6           ITEM 7            ITEM 8
------------------     --------   ---------   ----------    -------------   --------------------    -------  -----------------------
                                                 FAIR          SHARES           INVESTMENT           MNGRS       VOTING AUTHORITY
                                                MARKET           OR             DISCRETION            SEE            (SHARES)
                       TITLE OF     CUSIP        VALUE        PRINCIPAL                             INSTR V
  NAME OF ISSUER        CLASS       NUMBER     (x$1000)         AMOUNT
                                                                            (a)     (b)    (c)                 (a)       (b)    (c)
                                                                            SOLE  SHARED- SHARED-              SOLE     SHARED  NONE
                                                                                    AS    OTHER
                                                                                  DEFINED
                                                                                    IN
                                                                                  INSTR V
------------------     --------   ---------   ----------    -------------   ----  ------  ------    -------  ---------  ------  ----

COSINE
 COMMUNICATIONS           COM     221222102          365       163,062 SH     X                                163,062
CUBIST
 PHARMACEUTICALS          COM     229678107        6,749       177,600 SH     X                                177,600
CV THERAPEUTICS INC       COM     126667104          912        16,000 SH     X                                 16,000
CYBERONICS INC            COM     23251P102        2,778       164,400 SH     X                                164,400
CYGNUS INC                COM     232560102        9,147       892,400 SH     X                                892,400
DAVITA INC                COM     23918K108        2,202       108,300 SH     X                                108,300
DEPOMED INC               COM     249908104        2,443       461,080 SH     X                                461,080
ECHOSTAR                  COM     278762109        2,431        75,000 SH     X                                 75,000
ELOYALTY CORP             COM     290151109          234       234,175 SH     X                                234,175
ENREV CORP                PFD       PRIVATE           50        50,000 SH     X                                 50,000
ENTREMED INC              COM     29382F103          717        44,804 SH     X                                 44,804
ENZON INC                 COM     293904108        2,106        33,700 SH     X                                 33,700
EZ2get.com                PFD       PRIVATE           13     1,333,333 SH     X                              1,333,333
GARTNER GROUP INC
 NEW CL B                 COM     366651206          828        90,000 SH     X                                 90,000
GARTNER GROUP INC
 NEW                      COM     366651107        3,835       348,600 SH     X                                348,600
GENERAL MTRS CORP
 CL H                     COM     370442832        3,338       160,000 SH     X                                160,000
GIGA INFORMATION
 GROUP, INC.              COM     37517M109        1,798       894,625 SH     X                                894,625
H POWER CORP              COM     40427A108          577        59,400 SH     X                                 59,400
HYPERION SOLUTIONS
 CP                       COM     44914M104        1,428        95,200 SH     X                                 95,200
ICN PHARMACEUTICAL
 NEW                      COM     448924100        4,314       136,000 SH     X                                136,000
IMANAGE INC               COM     45245Y105          422       115,500 SH     X                                115,500
IMMUNEX CORP              COM     452528102        7,670       432,100 SH     X                                432,100
INDUS INTL INC            COM     45578L100       15,630     1,929,100 SH     X                              1,929,100
INDUSTRI MATIMATIK        COM     455792101          654       349,500 SH     X                                349,500
INFINIUM SOFTWARE
 INC                      COM     45662Y109          184       162,900 SH     X                                162,900
INTEGRATED CIRCUIT
 SYS                      COM     45811K208       10,485       546,100 SH     X                                546,100
INTERACTIVE
 INTELLIGEN               COM     45839M103        1,603       145,700 SH     X                                145,700

COLUMN TOTAL                                      82,913

                                    FORM 13F

              NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP.
                                                                  (SEC USE ONLY)


      ITEM 1            ITEM 2      ITEM 3      ITEM 4          ITEM 5             ITEM 6           ITEM 7            ITEM 8
------------------     --------   ---------   ----------    -------------   --------------------    -------  -----------------------
                                                 FAIR          SHARES           INVESTMENT           MNGRS       VOTING AUTHORITY
                                                MARKET           OR             DISCRETION            SEE            (SHARES)
                       TITLE OF     CUSIP        VALUE        PRINCIPAL                             INSTR V
  NAME OF ISSUER        CLASS       NUMBER     (x$1000)         AMOUNT
                                                                            (a)     (b)    (c)                 (a)       (b)    (c)
                                                                            SOLE  SHARED- SHARED-              SOLE     SHARED  NONE
                                                                                    AS    OTHER
                                                                                  DEFINED
                                                                                    IN
                                                                                  INSTR V
------------------     --------   ---------   ----------    -------------   ----  ------  ------    -------  ---------  ------  ----

J.D. EDWARDS & CO         COM     281667105        4,489       317,500 SH     X                                317,500
JABIL CIRCUIT INC         COM     466313103        4,999       162,000 SH     X                                162,000
JDS UNIPHASE CORP         COM     46612J101        2,500       200,000 SH     X                                200,000
KOSAN BIOSCIENCES
 INC                      COM     50064W107        1,620       210,400 SH     X                                210,400
LEXENT INC                COM     52886Q102        5,978       691,900 SH     X                                691,900
MANUGISTICS GROUP
 INC                      COM     565011103        6,968       277,600 SH     X                                277,600
MAXTOR CORP               COM     577729205        2,086       397,400 SH     X                                397,400
MEDIMMUNE INC             COM     584699102        5,664       120,000 SH     X                                120,000
META GROUP INC            COM     591002100          135        52,500 SH     X                                 52,500
MICROCHIP TECHNOLOGY      COM     595017104        5,014       150,000 SH     X                                150,000
MICRON TECHNOLOGY INC     COM     595112103       18,700       455,000 SH     X                                455,000
MULTITUDE INC
 SERIES E                 PFD       PRIVATE            9       934,580 SH     X                                934,580
NABI INC                  COM     628716102       15,089     1,900,433 SH     X                              1,900,433
NEOPHARM INC              COM     640919106       13,140       515,300 SH     X                                515,300
NETWORKS ASSOC INC        COM     640938106       11,536       926,600 SH     X                                926,600
NEXTEL
 COMMUNICATIONS           COM     65332V103        3,500       200,000 SH     X                                200,000
NPS PHARMACEUTICALS       COM     62936P103        4,804       119,500 SH     X                                119,500
ORACLE SYSTEMS            COM     68389X105        1,657        87,200 SH     X                                 87,200
ORTEC INTL INC            COM     68749B108        2,239       341,836 SH     X                                341,836
PARK OHIO HLDGS CORP      COM     700666100          291        60,700 SH     X                                 60,700
PEGASUS
 COMMUNICATIONS           COM     705904100        4,277       190,100 SH     X                                190,100
PEOPLESOFT INC            COM     712713106        2,058        41,800 SH     X                                 41,800
PEREGRINE SYSTEMS
 INC                      COM     71366Q101        5,379       185,500 SH     X                                185,500
PRAECIS
 PHARMACEUTICAL           COM     739421105        2,372       144,300 SH     X                                144,300
RADIOSHACK CORP           COM     750438103       27,941       916,100 SH     X                                916,100
RENAISSANCE
 WORLDWIDE INC            COM     75968A109        4,043     3,040,000 SH     X                              3,040,000
RF MICRODEVICES INC       COM     749941100        8,091       300,000 SH     X                                300,000
RIBOZYME
 PHARMACEUTICAL           COM     762567105        8,700       870,000 SH     X                                870,000

COLUMN TOTAL                                    173,279

                                    FORM 13F

              NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP.
                                                                  (SEC USE ONLY)


      ITEM 1            ITEM 2      ITEM 3      ITEM 4          ITEM 5             ITEM 6           ITEM 7            ITEM 8
------------------     --------   ---------   ----------    -------------   --------------------    -------  -----------------------
                                                 FAIR          SHARES           INVESTMENT           MNGRS       VOTING AUTHORITY
                                                MARKET           OR             DISCRETION            SEE            (SHARES)
                       TITLE OF     CUSIP        VALUE        PRINCIPAL                             INSTR V
  NAME OF ISSUER        CLASS       NUMBER     (x$1000)         AMOUNT
                                                                            (a)     (b)    (c)                 (a)       (b)    (c)
                                                                            SOLE  SHARED- SHARED-              SOLE     SHARED  NONE
                                                                                    AS    OTHER
                                                                                  DEFINED
                                                                                    IN
                                                                                  INSTR V
------------------     --------   ---------   ----------    -------------   ----  ------  ------    -------  ---------  ------  ----

S1 CORPORATION            COM     78463B101        8,862       633,000 SH    X                                 633,000
SCI SYS INC               COM     783890106       34,402     1,349,100 SH    X                               1,349,100
SCIENT CORP               COM     80864H109          107       115,000 SH    X                                 115,000
SCIOS INC                 COM     808905103        8,693       347,600 SH    X                                 347,600
SERONO S A SPONSORED      ADR     81752M101        9,730       390,000 SH    X                                 390,000
SOLECTRON CORP            COM     834182107        7,530       411,500 SH    X                                 411,500
TECHNOLOGY SOLUTIONS      COM     87872T108        4,577     2,571,275 SH    X                               2,571,275
TELETECH HLDGS INC        COM     879939106          764        85,000 SH    X                                  85,000
TELLABS                   COM     879664100          535        27,622 SH    X                                  27,622
TRANSMETA CORP DEL        COM     89376R109          472        84,643 SH    X                                  84,643
TRW INC                   COM     872649108        5,125       125,000 SH    X                                 125,000
TULARIK INC               COM     899165104        2,346        90,815 SH    X                                  90,815
TUMBLEWEED
 COMMUNICTNS              COM     899690101          436       115,000 SH    X                                 115,000
VERITY INC                COM     92343C106        2,494       125,000 SH    X                                 125,000
VIANT INC                 COM     92553N107          608       325,000 SH    X                                 325,000
VITESSE
 SEMICONDUCTOR            COM     928497106          806        38,320 SH    X                                  38,320
WESTERN DIGITAL CORP      COM     958102105        3,585          907,500    X                                 907,500
WORLD WEB LIMITED
 SERIES B                 PFD      PRIVATE         2,000     2,000,000 SH    X                               2,000,000
WORLD WEB LIMITED
 SERIES C                 PFD      PRIVATE         1,000     1,000,000 SH    X                               1,000,000

COLUMN TOTAL                                      94,072

                                    FORM 13F

              NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP.
                                                                  (SEC USE ONLY)


      ITEM 1            ITEM 2      ITEM 3      ITEM 4          ITEM 5             ITEM 6           ITEM 7            ITEM 8
------------------     --------   ---------   ----------    -------------   --------------------    -------  -----------------------
   S SQUARED                                     FAIR           SHARES           INVESTMENT          MNGRS       VOTING AUTHORITY
   TECHNOLOGY                                   MARKET            OR             DISCRETION           SEE            (SHARES)
ADDITIONS TO 13F       TITLE OF     CUSIP        VALUE        PRINCIPAL                             INSTR V
                        CLASS       NUMBER     (x$1000)         AMOUNT
                                                                            (a)     (b)    (c)                 (a)       (b)    (c)
                                                                            SOLE  SHARED- SHARED-              SOLE     SHARED  NONE
                                                                                    AS    OTHER
                                                                                  DEFINED
                                                                                    IN
                                                                                  INSTR V
------------------     --------   ---------   ----------    -------------   ----  ------  ------    -------  ---------  ------  ----

NORTEL NETWORKS
 CORP                     COM      656568102         54         5,954 SH      X                                 5,954
UNILAB CORP               COM      904763208         13           500 SH      X                                   500




COLUMN TOTAL                                         67

GRAND TOTAL                                     480,500